UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22430

Man Long Short Fund

(Exact name of registrant as specified in charter)

452 5th Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

With a copy to:
Orly Lax	Michael S. Caccese
452 5th Avenue	K & L Gates LLP
New York, NY 10018	One Lincoln Street
(Name and address of agent for service)	Boston, MA 02111

Registrant’s telephone number, including area code: 212-649-6600

Date of fiscal year end: March 31, 2012

Date of reporting period: March 31, 2012

1

Item 1. Reports to Stockholders.

Man Long Short Fund

Annual Report

As of and for the year ended March 31, 2012

(With Report of Registered Public Accounting Firm Thereon)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholder of Man Long Short Fund:

We have audited the accompanying statement of assets and liabilities of Man Long Short Fund (the “Fund”), including the schedule of investments, as of March 31, 2012, and the related statements of operations, and cash flows for the year then ended, and the statements of changes in net assets for the year ended March 31, 2012, and the period from September 1, 2010 through March 31, 2011. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2012, by correspondence with the management of the underlying funds. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Man Long Short Fund as of March 31, 2012, the results of its operations, its cash flows for the year then ended, and the statements of changes in net assets for the year ended March 31, 2012 and the period from September 1, 2010 through March 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $31,165,361 (96.28% of net assets) as of March 31, 2012, whose fair values have been estimated by management in the absence of readily determinable fair values. Management’s estimates are based on information provided by the underlying fund managers or general partners.

/s/ Deloitte & Touche LLP

Chicago, IL
May 30, 2012

MAN LONG SHORT FUND

Statement of Assets and Liabilities
March 31, 2012

Assets:
Investments in Hedge Funds, at estimated fair value (cost $29,355,039)	$31,165,361
Cash and cash equivalents	421,840
Interest receivable	14
Receivable from Hedge Funds	130,710
Advanced subscriptions to Hedge Funds	1,400,000
Receivable from adviser, net of investment management fees payable	171,307
Prepaid expenses	36,541
Total assets	33,325,773
Liabilities:
Subscriptions received in advance	310,000
Line of credit	350,000
Distribution and service fees payable – Broker Class	3,306
Trustee fees and expenses payable	22,878
Legal fees payable	84,194
Accounts payable and accrued expenses	184,609
Total liabilities	954,987
Net assets	$32,370,786
Net assets consist of:
Paid-in-Capital	$33,411,834
Accumulated net investment loss	(2,171,755)
Accumulated net realized losses	(679,615)
Net unrealized appreciation on investments	1,810,322
Net assets	$32,370,786
Net assets:
Advisor Class	$30,917,497
Broker Class	$1,453,289
Shares Outstanding:
Advisor Class	3,200,330
Broker Class	149,011
Net Asset Value per share outstanding:
Advisor Class	$9.66
Broker Class	$9.75
Maximum Sales Charge:
Broker Class	3.00%
Maximum Offering Price Per Share (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent per share):
Broker Class	$10.05

See accompanying notes to financial statements.

Man Long Short Fund

Schedule of Investments
March 31, 2012

	Shares	Cost	Fair Value	% of Net Assets
Investments in Hedge Funds(1)
Passive Foreign Investment Companies
Equity Hedge
Long-Short Asia Pacific
Amazon Market Neutral Fund(2)	8,537	$2,390,000	$2,904,218	8.97%
Octagon Pan Asia Fund	3,765	750,000	755,609	2.34%
Long-Short Emerging Markets
Adelphi Emerging Europe Fund	8,806	1,350,000	1,206,841	3.73%
Amiya Global Emerging Opportunities Fund, Ltd.	7,055	1,500,000	1,532,956	4.74%
Everest Capital China Opportunity, Ltd.	448	1,500,000	1,594,023	4.92%
Pollux Brazilian Equities Fund	1,500	1,500,000	1,512,740	4.67%
Long-Short Europe
Calypso Global Opportunities Fund, Ltd.	263	270,000	259,778	0.80%
Dabroes Offshore Fund	1,136	1,100,000	1,071,212	3.31%
Henderson Horizon Pan Euro Alpha Fund I(2)	204,622	2,111,320	2,171,041	6.71%
Ridley Park Paragon Fund, Ltd.	10,158	1,000,000	933,115	2.88%
RWC Samsara Fund, Inc.	8,327	910,000	978,023	3.02%
Trafalgar Catalyst Fund	414	39,633	39,886	0.12%
Zebedee Focus Fund Limited(2)	13,050	2,160,000	2,456,044	7.59%
Long-Short Global
Lansdowne UK Equity Fund Limited(2)	5,570	2,124,086	2,091,701	6.46%
Long-Short US
Alydar Fund, Ltd.	3,755	470,000	492,375	1.52%
Alysheba Fund, Ltd.	466	1,080,000	1,308,032	4.04%
Atlas Fundamental Trading Fund, Ltd.	1,000	1,000,000	960,367	2.97%
Coatue Offshore Fund, Ltd.(2)	17,103	1,870,000	2,330,281	7.20%
Newland Offshore Fund, Ltd.(2)	1,528	1,850,000	1,807,318	5.58%
Seligman Health Spectrum Plus Fund	10,039	1,310,000	1,507,300	4.66%
Shannon River Partners, Ltd.	897	1,360,000	1,552,196	4.80%
Zaxis Offshore Limited(2)	758	1,710,000	1,700,305	5.25%
Total Equity Hedge		29,355,039	31,165,361	96.28%
Total Investments		$29,355,039	$31,165,361	96.28%

All securities are non-income producing.

Investments are pledged as collateral to secure borrowings under the line of credit agreement.

(1)	Please refer to Note 3, Fair Value Measurements, for more information regarding the liquidity of the Man Long Short Fund’s investments.
(2)	Please refer to Note 3, Fair Value Measurements, for more information regarding the liquidity provisions for investments greater than 5% of net assets.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statement of Operations
For the Year Ended March 31, 2012

Investment income:
Dividend income	$135
Total investment income	135
Expenses:
Investment management fees	313,558
Trustee fees and expenses	90,750
Legal fees	556,973
Distribution and service fees – Broker Class	4,204
Audit fees	82,815
Transfer agent fees	115,280
Regulatory administration fees	145,833
Insurance expense	141,908
Interest expense	6,514
Other expenses	227,207
Total expenses	1,685,042
Expenses reimbursed by Adviser	(1,265,119)
Net expenses	419,923
Net investment loss	(419,788)
Net realized and unrealized loss on investments:
Net realized loss from investments	(678,282)
Change in unrealized appreciation/depreciation on investments	(102,439)
Net realized and unrealized loss from investments	(780,721)
Net decrease in net assets resulting from operations	$(1,200,509)

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statements of Changes in Net Assets

	For the Year Ended March 31, 2012	For the Period from September 1, 2010 through March 31, 2011*
Net assets, beginning of period	$31,792,156	$100,000
Net increase (decrease) in net assets resulting from operations:
Net investment loss	(419,788)	(227,106)
Net realized gain (loss) from investments	(678,282)	106,501
Change in unrealized appreciation/depreciation on investments	(102,439)	1,912,761
Net increase (decrease) in net assets resulting from operations	(1,200,509)	1,792,156
Distributions from net investment income
Advisor Class	(664,247)	(947,951)
Broker Class**	(20,897)	—
Change in net assets from distributions	(685,144)	(947,951)
Capital Transactions:
Advisor Class
Subscriptions	350,000	29,900,000
Proceeds from reinvestment of dividends	664,247	947,951
Broker Class**
Subscriptions	1,440,000	—
Proceeds from reinvestment of dividends	10,036	—
Change in net assets from capital transactions	2,464,283	30,847,951
Net assets, end of period	$32,370,786	$31,792,156
Accumulated net investment loss	$(2,171,755)	$(1,149,657)
Advisor Class Share Transactions:
Issued	36,712	2,990,000
Reinvested	70,863	92,755
Change in shares	107,575	3,082,755
Broker Class Share Transactions:**
Issued	147,953	—
Reinvested	1,058	—
Change in shares	149,011	—

*	The Man Long Short Fund commenced operations on September 1, 2010.
**	Broker Class commenced operations on November 1, 2011.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statement of Cash Flows
For the Year Ended March 31, 2012

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(1,200,509)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(9,748,397)
Proceeds from disposition of investments	7,968,452
Net realized loss from investments	678,282
Change in unrealized appreciation/depreciation on investments	102,439
Increase in interest receivable	(14)
Increase in receivable from adviser, net of investment management fees payable	(158,951)
Increase in prepaid expenses	(25,373)
Increase in distribution and service fees payable – Broker Class	3,306
Decrease in trustee fees payable	(2,622)
Increase in legal fees payable	35,320
Increase in accounts payable and accrued expenses	125,433
Net cash used in operating activities	(2,222,634)
Cash flows from financing activities:
Subscriptions	2,100,000
Borrowings on line of credit	4,575,000
Repayments on line of credit	(4,225,000)
Distributions	(10,861)
Net cash provided by financing activities	2,439,139
Net increase in cash and cash equivalents	216,505
Cash and cash equivalents at beginning of period	205,335
Cash and cash equivalents at end of period	$421,840
Supplemental schedule of cash activity:
Cash paid for interest	$6,493
Supplemental schedule of non-cash activity:
Reinvestment of dividends	$674,283

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

1. ORGANIZATION

Man Long Short Fund (the “Fund”) was organized on May 25, 2010, as a Delaware statutory trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933 (the “1933 Act”), as a non-diversified closed-end management investment company. The Fund commenced operations on September 1, 2010. The Fund has registered 30,000,000 shares of beneficial interest (“Shares”), which may be issued in more than one class.

The Fund’s investment objective is to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies. The Fund invests substantially all of its investable assets in hedge funds which are pooled investment vehicles that globally invest in long-short equity strategies including: net long, variable equity, market neutral and dedicated short-selling (“Hedge Funds”).

The Board of Trustees (the “Board” and each member a “Trustee”) provides broad oversight over the operations and affairs of the Fund. Certain Trustees also serve as members of the Fund’s Audit Committee and/or the Fund’s Valuation Committee. A majority of the Board is comprised of independent trustees. The Board is authorized to engage an investment adviser and has selected Man Investments (USA) LLC, (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an advisory agreement (the “Advisory Agreement”). The Adviser is an Illinois limited liability company registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is also registered as a “commodity trading advisor” and a “commodity pool operator” with the Commodity Futures Trading Commission and is a member of the National Futures Association. Under the Advisory Agreement, the Adviser is responsible for the day-to-day management of the Fund and for the allocation of assets to various Hedge Funds, subject to policies adopted by the Board. Man Investments, Inc. (“MII”), an affiliate of the Adviser, serves as the investor servicing agent and general distributor and as such, provides or procures investor services and administrative assistance for the Fund. MII can delegate all or a portion of its duties as investor servicing agent to other parties, who would in turn act as sub-servicing agents.

Under the Fund’s organizational documents, the Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers, which also provide for indemnifications by the Fund. The Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be against the Fund. However, Fund management expects the risk of loss to be remote.

The Fund offers two classes of shares: Advisor Class and Broker Class (formerly Class A and Class B Shares, respectively). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Broker Class Shares are subject to a front-end sales load of up to 3.00%. The minimum initial investment in the Fund by any eligible investor is $50,000, and the minimum additional investment in the Fund is $10,000.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH AND CASH EQUIVALENTS

The Fund considers all highly liquid financial instruments with original maturities at the time of purchase of three months or less to be cash equivalents.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

(c) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(d) ORGANIZATION AND OFFERING COSTS

Organization and initial offering expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. The Adviser has agreed to pay all organizational and initial offering costs.

(e) INVESTMENT SECURITIES TRANSACTIONS

The Fund records investment transactions on a trade-date basis.

Investments that are held by the Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the statement of operations. Realized gains and losses on investments, including Hedge Funds, are calculated using the first-in first-out method to determine cost.

(f) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes (where applicable). Interest income is recorded as earned on the accrual basis.

(g) VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Fund’s administrator (the “Administrator”). The Board’s Valuation Committee has primary responsibility for ensuring that appropriate valuation methods are used to price investments for the Fund.

The Board’s Valuation Committee has adopted valuation policies and procedures and delegated day to day valuation to the adviser’s valuation committee, which applies the Fund’s policies and procedures and interacts with and reports to the Board’s Valuation Committee, as appropriate.

Investments held by the Fund are valued as follows:

•	HEDGE FUNDS — Investments in Hedge Funds are ordinarily carried at fair value based on the valuations provided to the Administrator by the investment managers of such Hedge Funds or the administrators of such Hedge Funds. These Hedge Funds value their underlying investments in accordance with policies established by such Hedge Funds. Prior to the initial investment in any Hedge Fund, the Adviser, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Hedge Fund to determine whether such methods are appropriate for the asset types. All of the Fund’s valuations utilize financial information supplied by each Hedge Fund and are net of management and performance incentive fees or allocations payable to the Hedge Funds’ managers pursuant to the Hedge Funds’ agreements. Generally, Hedge Funds in which the Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at net asset value as reported by a Hedge Fund for valuation purposes, or whether to adjust such reported value to reflect fair value, consistent with fair value principles used by the Fund for valuing its own investments. Because of the inherent uncertainty of valuation, this fair value may significantly differ from the value that would have been used had a ready market for the investments in Hedge Funds existed. The Fund’s investments in Hedge Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Hedge Funds.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

Hedge Funds held by the Fund and other investments made by the Fund may utilize various types of investments and investment strategies, including those described below. The Fund did not invest directly in these investments during the current period.

The Fund is not able to obtain complete investment holding details on each of the Hedge Funds comprising the total portfolio in order to determine if the Fund’s proportional share of any investments held by the Hedge Funds exceed 5% of net assets of the Fund as of March 31, 2012.

•	SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES — In general, the Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. If an event occurs between the close of the foreign exchange and the valuation date of the Fund’s net asset value that would materially affect the value of the security and the net asset value of the Fund, the value of such security and the net asset value of the Fund will be adjusted to reflect the change in the estimated value of the security.
•	DEBT SECURITIES — Short-term debt securities with a remaining maturity of sixty days or less as of the valuation date are valued by the amortized cost method. Debt securities with a remaining maturity of more than sixty days are valued at representative quoted prices.
•	COMMODITIES AND FUTURES CONTRACTS — Futures contracts ordinarily are valued at the settlement prices established by the exchanges to determine appreciation or depreciation. The fair value of futures contracts subject to daily limits can often be estimated by interpolation with reference to interest rates and either the value of the current delivery month contract or the spot price.
•	FOREIGN CURRENCY — The accounting records of the Fund are maintained in U.S. dollars. Investments of the Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(h) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund may purchase or sell options or enter into futures contracts and swap agreements as part of a strategy to create investment exposure consistent with the Fund’s investment objectives. For the year ended March 31, 2012, the Fund had no direct derivative activity.

(i) FEDERAL INCOME TAXES

The Fund intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to the shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. The Fund intends to continue to acquire interests in Hedge Funds organized outside the United States that are treated as corporations for U.S. tax purposes and that will generally be treated as passive foreign investment companies (“PFICS”) for federal income tax purposes. Therefore, no federal income or excise tax provision should be required.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

The Adviser has evaluated the tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the year ended March 31, 2012, the Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) will be subject to examination by tax authorities.

The Fund’s tax cost as of March 31, 2012, was $31,347,462, resulting in an accumulated net unrealized depreciation of $182,101 consisting of $2,186,811 in gross unrealized appreciation and $2,368,912 in gross unrealized depreciation.

As of March 31, 2012, the following reclassifications have been made to increase (decrease) such accounts in the Fund with offsetting adjustments as indicated:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in-Capital
$82,834	$(107,834)	$25,000

The tax character of dividends paid to shareholders as of the latest tax year ended October 31, 2011 were as follows:

Ordinary Income	Total Taxable Distributions	Total Distributions Paid
$947,951	$947,951	$947,951

No dividends or distributions were paid by the Fund during the tax year ended October 31, 2010.

As of the latest tax year ended October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings (Deficit)
$685,144	$(164,649)	$(962,027)	$(441,532)

As of the latest tax year ended October 31, 2011, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

Expires tax year ending	Capital loss carry forwards
2019	$164,649

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act will generally be effective for the Fund’s taxable year ending October 31, 2012. The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

The Act also contains provisions which are intended to reduce the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and the Internal Revenue Service. Information regarding any further effect of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Fund’s Notes to Financial Statements for the year ending March 31, 2013.

(j) DISTRIBUTION TO SHAREHOLDERS

The Fund will distribute substantially all net investment income and net capital gains, if any, at least annually.

Each shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares, unless a shareholder otherwise elects to receive distributions in cash. Generally, for U.S. federal income tax purposes, shareholders receiving Shares under the DRP will be treated as having received a distribution equal to the amount of cash they would have received had the shareholder not participated in the DRP.

(k) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

3. FAIR VALUE MEASUREMENTS

The Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — investments with other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term”
•	Level 3 — investments with significant unobservable inputs (which may include the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, all or a portion of the investment is side-pocketed or have lock-up periods greater than 90 days.

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

The following is a summary categorization as of March 31, 2012, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments
Passive Foreign Investment Companies
Equity Hedge	$—	$31,125,475	$39,886	$31,165,361
Total Investments	$—	$31,125,475	$39,886	$31,165,361

The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2 or 3 as of March 31, 2012, based on levels assigned to Hedge Funds on March 31, 2011.

Transfers between levels 2 and 3 in the fair value hierarchy generally relate to changes in liquidity provisions of the Hedge Funds. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of March 31, 2011	Transfer In	Gross Purchases	Gross (Sales)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Balance as of March 31, 2012
Investments
Passive Foreign Investment Companies
Equity Hedge	$—	$39,886	$—	$—	$—	$—	$39,886
Total Investments	$—	$39,886	$—	$—	$—	$—	$39,886

The net realized gain (loss) and change in unrealized appreciation/depreciation on the investments in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2012, is $13,175.

The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date.

Certain Hedge Funds in which the Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Hedge Funds in which the Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

A listing of the investments held by the Fund and their attributes as of March 31, 2012, are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Equity Hedge(a)	The Fund’s investment objective is to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies.	$31,165	Daily – Quarterly	1 – 91	0 – 2 years; up to 5% redemption fee

*	The information summarized in the table above represents the general terms for a majority of the investments in Hedge Funds within the specified investment category. Individual Hedge Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Hedge Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Hedge Funds, would generally be the net asset value as provided by the fund or its administrator. As of March 31, 2012, 36% of the investments have a soft lockup.
(a)	This category includes Hedge Funds that may rely upon specific regional or industry expertise to identify investment opportunities. Industry-focused Hedge Fund Managers may, for example, focus on specific industry sectors such as technology, health care and financials. Hedge Fund Managers’ geographic focus may be as broad as global, U.S., Europe or Asia, or as narrow as a specific country such as Japan. Additionally, long-short equity Hedge Fund Managers may be value-oriented, growth-oriented or opportunistic.

Below are the cost, fair value as percentage of net assets, and liquidity provisions for all investments in other Hedge Funds constituting greater than 5% of net assets as of March 31, 2012:

Investment	Fair Value as % of Net Assets	Redemption Frequency	Redemption Restrictions and Terms
Amazon Market Neutral Fund	8.97%	Monthly	1% redemption fee
Coatue Offshore Fund, Ltd.	7.20	Monthly	3% redemption fee
Henderson Horizon Pan Euro Alpha Fund I	6.71	Daily	1% redemption fee
Lansdowne UK Equity Fund Limited	6.46	Monthly	2% redemption fee
Newland Offshore Fund, Ltd.	5.58	Quarterly
Zaxis Offshore Limited	5.25	Monthly
Zebedee Focus Fund Limited	7.59	Monthly
Total Investments	47.76%

4. SHAREHOLDER ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for Shares, which will generally be accepted as of the first day of each month, the Fund will issue new Shares at the current net asset value per share. No market exists for the Shares, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust. The Fund reserves the right to reject or suspend any contribution at any time. The Fund reserves the right to reject any applications for Shares.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

As of March 31, 2012, the Adviser owned 94% of the outstanding Shares of the Fund.

(b) REPURCHASE OF SHARES

From time to time, the Fund will offer to repurchase outstanding Shares pursuant to written tenders by Shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion, and generally will be offers to repurchase a specified dollar amount of outstanding Shares. In determining whether the Fund should offer to repurchase Shares from Shareholders pursuant to written tenders, the Board will consider a variety of factors. The Adviser currently expects that the Fund will make approximately twelve offers to repurchase Shares over the course of each calendar year.

5. INVESTMENT RISKS

In the normal course of business, the Hedge Funds in which the Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Hedge Funds is limited to the value of the Fund’s investment in such Hedge Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Fund’s overall portfolio.

Hedge Funds selected by the Fund typically manage portfolios of both long and short positions in equity securities. The success of such Hedge Fund Managers depends largely on their ability to identify mispriced stocks. Individual Hedge Funds may incorrectly size their positions despite position and risk limits. Long-short equity Hedge Fund Managers rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long-short equity Hedge Fund Managers typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

6. INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of March 31, 2012, the Fund held investments in Hedge Funds. From time to time the Fund may have advanced subscriptions in Hedge Funds. The $1,400,000 in advanced subscriptions to Hedge Funds as of March 31, 2012, represents funding of a portion of the April 2012 investments in such funds.

For the year ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short term investments) were $10,348,397 and $8,099,162, respectively.

(b) AFFILIATED HEDGE FUNDS

The Fund’s investments in certain Hedge Funds may be deemed to be investments in affiliated issuers under the 1940 Act, because the Fund and its affiliates own more than a 5% interest in the Hedge Funds to be an affiliate, or more than a 25% interest to be a controlled affiliate. The activity resulting from investments in these Hedge Funds, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. As of March 31, 2012, there were no Hedge Funds deemed to be investments in affiliated issuers.

7. ADMINISTRATION AND CUSTODIAN AGREEMENT

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Fund’s administrator, fund accounting agent and transfer agent (the “Administrator”). For its services as Administrator, the Fund pays Citi a monthly administration fee which is not expected to exceed 0.065%, subject to certain minimum fees, of the aggregate value of outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares).

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

Citibank N.A. (“Citibank”) serves as the Fund’s custodian. Pursuant to a custodian agreement, Citibank maintains custody of the Fund’s assets. In consideration of these services to the Fund, the Fund pays Citibank a monthly fee which is not expected to exceed 0.025% of the aggregate value of all outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares). In addition, Citibank may charge the Fund for transaction related costs and is entitled to reimbursement of certain expenses.

8. RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

Under the terms of the Advisory Agreement between the Adviser and the Fund, the Adviser is entitled to receive a management fee at an annual rate of 1.00%, based on the aggregate value of the Fund’s outstanding Shares determined as of the last calendar day of each month. The management fee is accrued monthly and payable quarterly in arrears (before any repurchases of Shares).

The Adviser has contractually agreed to limit the total annualized operating expenses of the Fund (exclusive of any borrowing and investment related costs, extraordinary costs, and the costs associated with the underlying Hedge Funds) to 1.25% for Advisor Class Shares and 2.25% for Broker Class Shares (the “Expense Limitation Agreement”) for an initial period of two years, through August 31, 2012. Thereafter, the Expense Limitation Agreement shall automatically renew for one-year terms and may be terminated by the Adviser or the Fund upon thirty days prior written notice to the other party. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rate of 1.25% and 2.25%, respectively, for Advisor Class Shares and Broker Class Shares. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the fee was borne by the Adviser. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. As of March 31, 2012, the recoupments that may potentially be made by the Fund are as follows:

March 31, 2014	March 31, 2015	Total
$301,225	$1,265,119	$1,566,344

(b) DISTRIBUTION AND SERVICING AGREEMENT

In consideration for providing or procuring investor services and administrative assistance to the Fund, MII will receive an investor distribution and servicing fee equal to 1.00% (on an annualized basis) of the Fund’s aggregate monthly net assets of Broker Class Shares, calculated at the end of each month (before any repurchases of Shares), and payable quarterly in arrears. Advisor Class Shares are not subject to any investor distribution and servicing fee.

9. INDEBTEDNESS OF THE FUND

As a fundamental policy, the Fund may borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time in order to meet redemption requests, for bridge financing of investments in Hedge Funds, or for cash management purposes.

In effecting the Fund’s investment strategies, the Fund does not intend to leverage its investments with Hedge Fund Managers, however, it may do so in the future. The Fund may choose to engage in such leveraging of its investments if the Adviser believes it can generate greater returns on such borrowed funds than the cost of borrowing. However, there is no assurance that returns from borrowed funds would exceed interest expense. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by Hedge Funds are not subject to this requirement. Certain short-term borrowings under the 1940 Act are not considered the use of investment leverage, and are subject to the above asset coverage requirement. The Fund may be required to pledge assets when borrowing, which in the event of an uncured default, could affect the Fund’s operations, including preventing the Fund from conducting a repurchase of its Shares. In addition, the terms of any borrowing may impose certain investment restrictions on the Fund.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

On June 20, 2011, the Fund entered into a line of credit agreement with an expiration date of June 19, 2012 (the “Agreement”) with Bank of America N.A., London Branch. The Agreement provides a $3,000,000 credit facility, with available borrowing capacity subject to collateral percentage allocations of 15% – 50% (“manager percentages”). These manager percentages are an allocation of an eligible investee fund interest issued by an eligible investee fund that is managed by a new investee fund manager. The Fund must also diversify its allocations among at least 15 underlying eligible investee fund interests. The Fund has pledged its investments and other assets as collateral to Bank of America N.A., London Branch to secure borrowings under the Agreement. The Agreement provides for an annual commitment fee of 0.80% plus interest accruing on any borrowed amounts at the one-month London Interbank Offered Rate (LIBOR) plus a spread of 1.90% per annum, payable monthly in arrears. For the year ended March 31, 2012, the commitment fee paid to Bank of America N.A., London Branch was $14,616. The maximum amount borrowed during the year ended March 31, 2012 was $3,000,000. The weighted average interest rate paid on the line of credit outstanding borrowings during the year ended March 31, 2012 was 2.16%. As of March 31, 2012, the interest rate was 2.14% and the asset coverage ratio was 9,349%.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

10. FINANCIAL HIGHLIGHTS

	Advisor Class Shares		Broker Class Shares
	For the year ended March 31, 2012	For the period from September 1, 2010(1) through March 31, 2011	For the period from November 1, 2011(1) through March 31, 2012
Per share operating performance:
Net asset value, beginning of period	$10.28	$10.00	$10.00
Income from operations:
Net investment loss(2)	(0.13)	(0.07)	(0.09)
Net realized and unrealized gain (loss) from investments	(0.28)	0.67	0.05 (3)
Net increase (decrease) resulting from operations	(0.41)	0.60	(0.04)
Distributions paid from:
Net investment income	(0.21)	(0.32)	(0.21)
Net asset value, end of period	$9.66	$10.28	$9.75
Ratios to average net assets:(4)(5)
Net investment loss	(1.32)%	(1.25)%	(2.35)%
Total gross operating and financing expenses(6)(7)	5.36%	2.92%	6.44%
Total net operating and financing expenses(7)	1.33%	1.25%	2.36%
Portfolio Turnover(8)	26.33%	15.76%	26.33%
Total return (excludes sales charge)(9)	(3.95)%	6.00%	(.38)%
Net assets, end of period (000’s)	$30,917	$31,792	$1,453

(1)	Commencement of operations
(2)	Calculated using average shares measured at the end of each month during the period.
(3)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregated gains and losses in the portfolio of investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(4)	Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months.
(5)	Ratios do not reflect the Fund’s proportionate share of income and expenses of the Hedge Funds.
(6)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(7)	The ratios include accrued fees associated with the Fund’s line of credit during the period. The net expense ratio to average net assets for the year ended March 31, 2012 was 1.25% and 2.25%, for the Advisor and Broker Class shares respectively, exclusive of these fees in accordance with the expense limitation agreement.
(8)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Portfolio turnover is not annualized for periods less than twelve months.
(9)	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.

MAN LONG SHORT FUND

Notes to Financial Statements
March 31, 2012

11. SUBSEQUENT EVENTS

The Fund accepts initial or additional applications for Shares generally as of the first day of the month. Investor subscriptions for Shares totaled approximately $310,000 and $100,000 for April and May 2012, respectively.

Based on the net assets of the Fund, the Adviser recommended to the Board that a tender offer in the amount of $4,893,280 and $4,886,143 be made dated April 24, 2012 and May 23, 2012, respectively. The Board approved such recommendations and shareholders were notified of these tender offers with a May 21, 2012 and June 20, 2012 expiration dates. Of the tender offer dated April 24, 2012, none was tendered.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to be made in the financial statements as of March 31, 2012.

MAN LONG SHORT FUND

Supplemental Information
March 31, 2012
(Unaudited)

Trustees and Officers

The Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below. The business address of each officer and Trustee is c/o Man Investments (USA) LLC, 452 Fifth Avenue, 26th Floor, New York, NY 10018. Each Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

Compensation for Trustees

Prior to July 1, 2011, the Fund paid each Trustee who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $30,000, and meeting fees of $1,000 (or $500 in the case of telephonic meetings) and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof. Effective July 1, 2011, the Independent Trustees will each be paid an annual retainer of $15,000 and meeting fees of $1,000 (or $500 in the case of telephonic meetings) by the Fund. Trustees are also reimbursed by the Fund for their travel and expenses related to Board Meetings. In the interest of retaining Independent Trustees of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Name and Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last Five Years
John B. Rowsell (54)	Trustee	Perpetual until resignation or removal, Trustee since May 2010.	President (2003 – 2010); and member of Investment Committee (2001), Man Investments (USA), LLC (investment adviser).	1	GLG Investment Series Trust, since May 17, 2011; Man-Glenwood Lexington (investment companies) (three funds), from January 2008 – March 2011.
Marvin Damsma (65)	Trustee	Perpetual until resignation or removal, Trustee since May 2010.	Retired (2008); Director of Trust Investments for BP America Inc.	1	GLG Investment Series Trust, since May 17, 2011; Man-Glenwood Lexington (investment companies) (three funds), from January 2008 – March 2011.
Dale M. Hanson (68)	Trustee	Perpetual until resignation or removal, Trustee since May 2010.	Retired (2005); Principal/partner of American Partners Consulting (marketing organization).	1	GLG Investment Series Trust, since May 17, 2011; Man-Glenwood Lexington (investment companies) (three funds), from January 2008 – March 2011.

Name and Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last Five Years
Gregory E. Barton (50)	Trustee	Perpetual until resignation or removal, Trustee since July 2011.	Executive Vice President/General Counsel/Secretary, The Street Inc. (since 2009); General Counsel/Secretary, Martha Stewart Living Omnimedia, Inc.; (2007 – 2008) Executive Vice President/General Counsel/Secretary, Ziff Davis Media Inc. (2002 – 2007)	1	WisdomTree Trust, since 2001; GLG Investment Series Trust, since 2010
Aniello A. Bianco (71)	Trustee	Perpetual until resignation or removal, Trustee since July 2011.	Vice President, Hildebrandt International (consultancy); Management Committee Advisor/Managing Director, Chadbourne & Parke LLP	1	GLG Investments PLC Cytogel Pharma LLC Bianco Consulting LLC GLG Investment Series Trust

Name and Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last Five Years
J. David Officer (63)	Trustee	Perpetual until resignation or removal, Trustee since July 2011.	Chief Executive Officer and Chairman, Laurel Capital Advisors (2005 – 2009). Director DBX ETF Trust 2011 – Present Old Westbury Funds, Inc. 2011 – Present. Formerly, Consultant, Fidelity (2011); Consultant, Pershing LLC (2010); Vice President, The Dreyfus Family of Funds (2010); President, Dreyfus Funds, Inc. (2006 – 2009); Executive Vice President, The Bank of New York Mellon (2008 – 2009); Executive Vice President, BNY Mellon N.A. (2008 – 2009); Vice President, BNY Mellon Funds Trust (2007 – 2009); President and Chairman, Dreyfus Founders Funds, Inc. (2007 – 2009); Chairman and Chief Executive Officer, Founders Asset Management (2007 – 2009); Consultant, The Dreyfus Corporation (2006 – 2009); Chief Operating Officer, The Dreyfus Corporation (2006 – 2009); President, MBSC Securities Corporation (2007 – 2009); President, The Dreyfus Family of Funds (2007 – 2009); Vice President, Dreyfus Service Organization, Inc. (2004 – 2009); Vice Chairman, The Dreyfus Corporation (1998 – 2009); President, Dreyfus Service Corporation (2000 – 2007); President, MBSC, LLC (2002 – 2007); Executive Vice President, Mellon Bank, NA (1994 – 2008).	1	Dreyfus Transfer, Inc.
Dreyfus Service
Organization, Inc.
Seven Six Seven Agency, Inc
Mellon Residential Funding Corp.
Mellon United
National Bank
Dreyfus Fund
International Limited
DBX ETF Fund, since 2011 GLG Investment Series Trust
Old Westbury Funds, Inc.,
since 2011

Trustees may be removed in accordance with the Declaration of Trust, with or without cause, by, if at a meeting, a vote of a majority of the Shareholders or, if by written consent, a vote of Shareholders holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Shareholders.

Principal Officers Who Are Not Trustees:

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation During Past 5 Years
Jordan Allen (49)	President and Principal Executive Officer	Since February, 2012.	Co-Chief Operating Officer of Man Investment USA since 2011. Chief Operating Officer of Ore Hill Partners LLC, a Man affiliate, and Head of Business Management and Chief Operating Officer for Man Investments’ Principal Strategy Group since 2010, President and Partner;
HFR Asset Management, LLC 2003 – 2009.
Dahlila Crespo (40)	Treasurer and Principal Financial and Accounting Officer	Since February, 2012.	Senior Controller, Capstone Holdings Group; Vice President, Goldman Sachs
Orly Lax (36)	Chief Legal Officer and Secretary	Since November, 2010.	Head of U.S. and Product Legal teams, Man Investments USA Holdings, Inc., since 2007
Sean Casey (43)	Chief Compliance Officer	Since January, 2012.	Compliance Officer, Man Investments-U.S. business; Senior Deputy Compliance officer, Vice President, Brown Brothers Harriman, (2008 – 2011), Compliance Officer, Brown Brothers Harriman, (2006 – 2011)

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Fund as of March 31, 2012.

Asset Class(1)	Fair Value
Equity Hedge	$31,165,361	100.00%
Total Investments	$31,165,361	100.00%

(1)	The complete list of investments included in the following asset class category is included in the Schedule of Investments of the Fund.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-866-436-2512; and (ii) in the prospectus on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees of the Fund. The SAI is available, without charge, upon request by calling 1-866-436-2512.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Dale Hanson who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Prior Year
Audit Fees	$78,500	$55,000
Audit-Related Fees	-	-
Tax Fees	$15,000	$15,000
All Other Fees	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included as Exhibit 12(a)(4).

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The Adviser’s Management Board, Product & Portfolio Board and Asset Allocation Board

The personnel of the Adviser who have primary responsibility for management of the Fund, including the selection of Hedge Fund Managers and the allocation of the Fund’s assets among the Hedge Fund Managers, are:

Robin Lowe. Mr. Lowe is Head of the Equities Style team within Hedge Fund Research of Man Investments and is also a member of the Manager Board. Mr. Lowe is based in New York, New York. Prior to his current responsibilities, Mr. Lowe headed the Equity Hedge team for the U.S. and Europe, also within Man’s Hedge Fund Research. Before this, Mr. Lowe headed RMF Investment Management Corp.’s Equity Hedge team for the U.S. and Europe. Mr. Lowe is the portfolio manager for other private funds. Prior to joining RMF in 2005, Mr. Lowe was with Lehman Brothers in London and New York as a senior member of the Hedge Fund and Institutional Equity Sales & Trading team from 1995 to 2005.

Art Holly. Mr. Holly is Head of Portfolio Management (North America) for Man Investments’ multi-manager business, and is based in New York, New York. Mr. Holly is a member of the Hedge Fund Asset Allocation Board and the Product & Portfolio Board. Prior to his current responsibilities, Mr. Holly was Head of Portfolio Management of RMF Investment Management (USA) Corp. He was responsible for the oversight of the U.S. portfolios and business development. Before joining RMF in 2008, Mr. Holly was Director of the Hedge Fund Development and Management Group at Merrill Lynch, where he created and managed an event driven portfolio of hedge funds, sourced potential managers, negotiated terms with fund managers and conducted due diligence.

The Adviser manages investment programs which are similar to that of the Fund, and the Adviser and/or its affiliates may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Fund.

Other Accounts Managed by the Investment Adviser

The Portfolio Managers, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of March 31, 2012: (i) the number of registered investment companies (including the Fund), other pooled investment vehicles and other accounts managed by the Portfolio Managers and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name of Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager (1)		Other Pooled Investment Vehicles Managed by Portfolio Manager (2)		Other Accounts Managed by Portfolio Manager
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Robin Lowe	0	$0	0	$ 0	0	$0
Art Holly	0	$0	3	$ 161 million	0	0

(1)	This chart does not include information with respect to the Fund.
(2)	Includes both discretionary and non-discretionary accounts.

Name of Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager (1)		Other Accounts Managed by Portfolio Manager
	Number with Performance-Based Fees	Total Assets with Performance Based Fees	Number with Performance-Based Fees	Total Assets with Performance Based Fees	Number with Performance-Based Fees	Total Assets with Performance Based Fees
Robin Lowe	0	0	1	$ 0	0	$ 0
Art Holly	0	0	6	$ 157 million	0	$ 0

(1)	Includes both discretionary and non-discretionary accounts.

Conflicts of Interest of the Adviser

The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Fund. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, “Other Accounts”). The Fund has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Fund and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Fund and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Fund and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Fund. Therefore, there may be situations where the Adviser does not invest the Fund’s assets in certain Hedge Funds in which Other Accounts may invest or in which the Fund may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Fund and may manage such accounts on terms that are more favorable to them (e.g., may receive higher fees or performance allocations) than the terms on which they manage the Fund. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Fund is subject.

Compensation to Portfolio Managers

Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, an objective related bonus is paid annually and reflect the level of achievement the portfolio manager has made regarding the investment activities of the Adviser in respect of its accounts for that period with the overall bonus pool which is based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Portfolio managers are also typically invited to participate in a deferred share plan which provides for a grant of equity subject to a vesting period. Portfolio managers who participate in the incentive program generally receive a grant of equity in the form of Man Group plc stock but may be eligible to elect to have up to 50% of the amount instead be invested in an investment vehicle linked to the performance of another Man Fund. There are no other special compensation schemes for the portfolio managers.

Securities Ownership of Portfolio Manager

The table below shows the dollar range of the interests of each Fund beneficially owned as of March 31, 2012 by each Portfolio Manager.

Portfolio Manager	Fund
Robin Lowe	None
Art Holly	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) The proxy voting policies and procedures that is subject of the disclosure required by Item 7 is attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Man Long Short Fund

By (Signature and Title)	/s/ Jordan Allen
Jordan Allen
President and Principal Executive Officer

Date:	June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan Allen
Jordan Allen
President and Principal Executive Officer

Date:	June 7, 2012

By (Signature and Title)	/s/ Dahlila Crespo
Dahlila Crespo
Treasurer and Principal Financial and Accounting Officer

Date:	June 7, 2012